Accumulated Other Comprehensive Income (Loss) (AOCI balances) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
As of	$ 2,452,941	$ 2,490,698	$ 3,140,775
Other Comprehensive Income (Loss), Net of Tax	228,136	(78,194)	(138,800)
Reclassification of stranded tax effects to retained earnings as a result of tax reform	0
As of	2,915,145	2,452,941	2,490,698
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
As of	236,486	314,680
Other comprehensive (loss) income before reclassifications	231,506	(69,484)
Net amount reclassified from accumulated other comprehensive income	(3,370)	(8,710)
Other Comprehensive Income (Loss), Net of Tax	228,136	(78,194)
Reclassification of stranded tax effects to retained earnings as a result of tax reform	70,933
As of	535,555	236,486	314,680
Foreign Currency Translation Adjustments [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
As of	(26,998)	(4,849)
Other comprehensive (loss) income before reclassifications	33,175	(22,149)	(18,898)
Net amount reclassified from accumulated other comprehensive income	137	0	5,501
Other Comprehensive Income (Loss), Net of Tax	33,312	(22,149)	(13,397)
Reclassification of stranded tax effects to retained earnings as a result of tax reform	0
As of	6,314	(26,998)	(4,849)
Unrealized Gains (Losses) on Available- for- Sale Securities [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
As of	92,931	58,500
Other comprehensive (loss) income before reclassifications	67,252	33,304	6,372
Net amount reclassified from accumulated other comprehensive income	0	1,127	(2)
Other Comprehensive Income (Loss), Net of Tax	67,252	34,431	6,370
Reclassification of stranded tax effects to retained earnings as a result of tax reform	34,706
As of	194,889	92,931	58,500
Unrealized Gain (Loss) on Pensions and Other Postretirement Plans [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
As of	170,830	261,029
Other comprehensive (loss) income before reclassifications	131,108	(80,349)
Net amount reclassified from accumulated other comprehensive income	(3,629)	(9,850)	(5,749)
Other Comprehensive Income (Loss), Net of Tax	127,479	(90,199)	(131,881)
Reclassification of stranded tax effects to retained earnings as a result of tax reform	36,227
As of	334,536	170,830	261,029
Cash Flow Hedge [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
As of	(277)	0
Other comprehensive (loss) income before reclassifications	(29)	(290)
Net amount reclassified from accumulated other comprehensive income	122	13
Other Comprehensive Income (Loss), Net of Tax	93	(277)	108
Reclassification of stranded tax effects to retained earnings as a result of tax reform	0
As of	$ (184)	$ (277)	$ 0